Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	$ (52,162)	$ (76,314)
Obligation related to EU ETS - Current liability	(6,588)	0
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	10,000	172,604
Accrued Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligation related to EU ETS - Current liability	(700)
Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	10,000	172,604
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance Lease, Liability	0	(143,968)
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	689,004	480,771
Obligation related to EU ETS - Current liability	(6,588)
Marketable Securities	22,442	0
Fair Value Asset (Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	(11,735)
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current		172,604
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance Lease, Liability	0	(139,599)
Carrying Amount Asset (Liability) | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and loan to equity-accounted investment (note 5)	380	2,880
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	689,004	480,771
Obligation related to EU ETS - Current liability	(6,588)
Marketable Securities	22,442	$ 0
Carrying Amount Asset (Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating Lease, Right-of-Use Asset	$ (11,735)